Taxes on Income	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 16 - TAXES ON INCOME

A.	General:

The Company is assessed for tax purposes on an unconsolidated basis. Each of the Company’s subsidiaries is subject to the tax rules prevailing in its country of incorporation.

B.	Corporate Taxation:

The Company is subject to Israeli corporate tax rate of 23% for the years ended December 31, 2021, 2020 and 2019.

The US subsidiary is subject to U.S. federal tax rate of 21% for the years ended December 31, 2021, 2020 and 2019.

The China subsidiary is subject to China tax rate of 2.5% up to taxable income of one million RMB, 10% on taxable income between one million RMB to three million RMB and 25% on taxable income higher than three million RMB, for the year ended December 31, 2021.

C.	Net loss carryforward:

As of December 31, 2021, the Company has an accumulated tax loss carryforward of approximately $61,361 in Israel, which may be carried forward and offset against taxable income in the future for an indefinite period.

D.	Tax assessments

The Company received final tax assessments in Israel through the year ended December 31, 2015.

E.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,	As of December 31,
	2021	2020

Net loss carryforward	14,113	11,995
Other reserves and allowance	94	51
Total deferred tax assets	14,207	12,046
Valuation allowance	(14,207)	(12,046)
Net deferred tax asset	-	-

As of December 31, 2021, the Company has provided valuation allowances of $14,207 in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences. Management currently believes that because the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

F.	Effective tax expense (benefit):

The components of loss before tax and a reconciliation of the Company’s tax expense to the Company’s theoretical statutory tax benefit is as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019

Loss (profit) before taxes:
Local	10,081	3,735	4,555
Foreign[1]	(186)	(5)	(4)
Net loss, as reported in the consolidated statements of comprehensive loss	9,895	3,730	4,551
Israeli statutory income tax rate	23%	23%	23%

Theoretical tax benefit	2,276	858	1,047
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(2,161)	(858)	(1,047)
Other	(115)	-	-
Income tax expense	-	-	-

[1]	Foreign is amount related to the US & China Subsidiaries.